Pension and Severance Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension And Severance Benefits
Pension and Severance Benefits
The company and its subsidiaries have several defined benefit and defined contribution pension plans covering domestic and foreign employees and have severance plans covering Central American employees. Pension plans covering eligible salaried and hourly employees and Central American severance plans for all employees call for benefits to be based upon years of service and compensation rates. The company uses a December 31 measurement date for all of its plans.
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2012	2011	2010
Defined benefit and severance plans:
Service cost	$363	$447	$466
Interest on projected benefit obligation	1,086	1,237	1,327
Expected return on plan assets	(1,477)	(1,685)	(1,668)
Recognized actuarial loss	374	239	144
	346	238	269
Defined contribution plans	8,544	8,718	9,225
Total pension and severance expense	$8,890	$8,956	$9,494

	Foreign Plans
(In thousands)	2012	2011	2010
Defined benefit and severance plans:
Service cost	$6,783	$6,291	$6,105
Interest on projected benefit obligation	3,903	4,044	4,195
Expected return on plan assets	(32)	(34)	(37)
Recognized actuarial loss	570	647	821
Amortization of prior service cost	128	128	128
	11,352	11,076	11,212
Net settlement gain	—	(134)	(118)
	11,352	10,942	11,094
Defined contribution plans	466	428	410
Total pension and severance expense	$11,818	$11,370	$11,504

The company's pension and severance benefit obligations relate primarily to Central American benefits which, in accordance with local government regulations, are generally not funded until benefits are paid. Domestic pension plans are funded in accordance with the requirements of the Employee Retirement Income Security Act.
In 2011 and 2010, net settlement gains, as shown above, resulted from severance payments made to employees terminated in Panama. There were no net settlement gains in 2012.
Financial information with respect to the company's domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$18,505	$19,249	$5,073	$5,014
Actual return on plan assets	2,244	(244)	47	74
Employer contributions	1,274	1,936	8,372	8,409
Benefits paid	(2,555)	(2,436)	(8,275)	(8,424)
Foreign exchange	—	—	(41)	—
Fair value of plan assets at end of year	$19,468	$18,505	$5,176	$5,073

Projected benefit obligation at beginning of year	$26,774	$25,665	$59,228	$57,454
Service and interest cost	1,449	1,684	10,686	10,335
Actuarial loss (gain)	1,665	1,861	(942)	(79)
Benefits paid	(2,555)	(2,436)	(8,275)	(8,424)
Foreign exchange	—	—	(12)	(58)
Projected benefit obligation at end of year	$27,333	$26,774	$60,685	$59,228

Plan assets less than projected benefit obligation	$(7,865)	$(8,269)	$(55,509)	$(54,155)

The short-term portion of the foreign plans' unfunded status was approximately $5 million and $9 million as of December 31, 2012 and 2011, respectively. There is no short-term portion of the domestic plans' unfunded status at both December 31, 2012 and 2011. The foreign plans' accumulated benefit obligation was $45 million and $46 million as of December 31, 2012 and 2011, respectively. The domestic plans' accumulated benefit obligation was $27 million as of both December 31, 2012 and 2011.
The following weighted-average assumptions were used to determine the projected benefit obligations for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Discount rate	3.50%	4.25%	6.75%	6.75%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
The company's long-term rate of return on plan assets is based on the strategic asset allocation and future expected returns on plan assets. The following weighted-average assumptions were used to determine the net periodic benefit cost for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Discount rate	4.25%	5.00%	6.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	8.00%	8.00%	1.00%	1.00%

Included in "Accumulated other comprehensive income (loss)" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2012	2011
Unrecognized actuarial losses	$23,156	$24,263
Unrecognized prior service costs	820	948

The total prior service cost and actuarial loss included in "Accumulated other comprehensive income (loss)" and expected to be included in net periodic pension cost during the next twelve months is $1 million.
The weighted-average asset allocations of the company's domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Asset category:
Equity securities	75%	71%	4%	—
Fixed income securities	23%	26%	54%	54%
Cash and equivalents	2%	3%	42%	46%

The primary investment objective for the domestic plans is preservation of capital with a reasonable amount of long-term growth and income without undue exposure to risk. This is provided by a balanced strategy using fixed income securities, equities and cash equivalents. The target allocation of the overall fund is 75% equities and 25% fixed income securities. The cash position is maintained at a level sufficient to provide for the liquidity needs of the fund. For the funds covering the foreign plans, the asset allocations are primarily mandated by the applicable governments, with an investment objective of minimal risk exposure.
Mutual funds, domestic common stock, corporate debt securities and mortgage-backed pass-through securities held in the plans are publicly traded and are valued using the net asset value, or closing price of the investment at the measurement date. There have been no changes in the methodologies used at December 31, 2012 and 2011. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The fair values of assets of the company's pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2012
Domestic pension plans:
Money market accounts	$393	$393	$—	$—
Mutual funds:
Domestic	7,207	7,207	—	—
International	2,280	2,280	—	—
Domestic large-cap common stock	5,045	5,045	—	—
Fixed income securities:
Corporate bonds	2,442	—	2,442	—
Mortgage/asset-backed securities	1,795	—	1,795	—
Other	306	28	278	—
Total assets of domestic pension plans	19,468	14,953	4,515	—
Foreign pension and severance plans:
Cash and equivalents	2,158	2,158	—	—
Equity	199	199	—	—
Fixed income securities	2,819	—	2,819	—
Total assets of foreign pension and severance plans	5,176	2,357	2,819	—
Total assets of pension and severance plans	$24,644	$17,310	$7,334	$—
December 31, 2011
Domestic pension plans:
Money market accounts	$538	$538	$—	$—
Mutual funds:
Domestic	6,546	6,546	—	—
International	1,912	1,912	—	—
Domestic large-cap common stock	4,717	4,717	—	—
Fixed income securities:
Corporate bonds	2,642	—	2,642	—
Mortgage/asset-backed securities	1,968	—	1,968	—
Other	182	—	182	—
Total assets of domestic pension plans	18,505	13,713	4,792	—
Foreign pension and severance plans:
Cash and equivalents	2,347	2,347	—	—
Fixed income securities	2,726	—	2,726	—
Total assets of foreign pension and severance plans	5,073	2,347	2,726	—
Total assets of pension and severance plans	$23,578	$16,060	$7,518	$—

The company expects to contribute approximately $1 million, including discretionary contributions, to its domestic defined benefit pension plans and expects to contribute approximately $7 million to its foreign pension and severance plans in 2013.
Expected benefit payments for the company's domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2013	$2,046	$7,211
2014	2,028	7,457
2015	2,022	8,149
2016	1,987	9,054
2017	1,941	9,499
2018-2022	8,889	44,778

The company is also a participant in several multiemployer defined benefit plans based in the United Kingdom and the United States. Expense is recognized as the company is notified of funding requirements. Expense recognized related to these multiemployer plans in 2012, 2011 and 2010 was not significant. The company does not expect future contribution requirements to be material.